Debt - Principal Amount, Carrying Amount and Fair values of Long-term Debt (Details)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Aug. 31, 2022 EUR (€)	Jul. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 17, 2020 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Principal Amount	$ 1,911,459,000				$ 2,023,709,000
Unamortized debt discount and issuance costs	(50,009,000)				(81,939,000)
Carrying Amount	1,861,450,000				1,941,770,000
Fair Value	2,163,120,000				2,358,909,000
Derivative asset	111,617,000				175,284,000
Derivative instruments designated as hedges
Debt Instrument [Line Items]
Derivative asset	0				1,971,000
Interest rate contracts | Fair Value Hedge | Derivative instruments designated as hedges
Debt Instrument [Line Items]
Derivative asset	0				1,971,000
Senior Unsecured Notes | Derivative instruments designated as hedges
Debt Instrument [Line Items]
Principal Amount									$ 200,000,000
Senior Unsecured Notes | Cash Convertible Notes due 2023
Debt Instrument [Line Items]
Principal Amount	400,000,000				400,000,000
Unamortized debt discount and issuance costs	(10,448,000)				(24,851,000)
Carrying Amount	389,552,000				375,149,000
Senior Unsecured Notes | Cash Convertible Notes due 2023 | Level 1
Debt Instrument [Line Items]
Fair Value	493,436,000				547,256,000
Senior Unsecured Notes | Cash Convertible Notes due 2024
Debt Instrument [Line Items]
Principal Amount	500,000,000				500,000,000
Unamortized debt discount and issuance costs	(35,669,000)				(53,497,000)
Carrying Amount	464,331,000				446,503,000
Senior Unsecured Notes | Cash Convertible Notes due 2024 | Level 1
Debt Instrument [Line Items]
Fair Value	596,485,000				647,100,000
Senior Unsecured Notes | Convertible Notes due 2027
Debt Instrument [Line Items]
Principal Amount	500,000,000				500,000,000		$ 500,000,000
Unamortized debt discount and issuance costs	(2,664,000)				(3,196,000)
Carrying Amount	497,336,000				496,804,000
Senior Unsecured Notes | Convertible Notes due 2027 | Level 1
Debt Instrument [Line Items]
Fair Value	471,545,000				536,400,000
Private Placement Bond | Private Placement Debt
Debt Instrument [Line Items]
Principal Amount					328,971,000
Unamortized debt discount and issuance costs					(161,000)
Carrying Amount					328,810,000
Private Placement Bond | Private Placement Debt | Level 2
Debt Instrument [Line Items]
Fair Value					331,566,000
Private Placement Bond | German Private Placement (2017 Schuldschein)
Debt Instrument [Line Items]
Principal Amount	116,821,000				294,738,000			$ 331,100,000
Unamortized debt discount and issuance costs	(122,000)				(234,000)
Carrying Amount	116,699,000				294,504,000
Private Placement Bond | German Private Placement (2017 Schuldschein) | Derivative instruments designated as hedges
Debt Instrument [Line Items]
Principal Amount | €		€ 109,500,000		€ 370,000,000		€ 255,000,000
Private Placement Bond | German Private Placement (2017 Schuldschein) | Level 2
Debt Instrument [Line Items]
Fair Value	255,911,000				296,587,000
Private Placement Bond | German Private Placement (2022 Schuldschein)
Debt Instrument [Line Items]
Principal Amount	394,638,000		€ 370,000,000
Unamortized debt discount and issuance costs	(1,106,000)
Carrying Amount	393,532,000				$ 0
Private Placement Bond | German Private Placement (2022 Schuldschein) | Level 2
Debt Instrument [Line Items]
Fair Value	$ 345,743,000